Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues		¥ 1,808,832	$ 247,809	¥ 3,198,389	¥ 2,781,614
Operating costs and expenses:
Total operating costs		(1,112,866)	(152,462)	(2,145,416)	(1,795,603)
Selling expenses		(208,583)	(28,576)	(250,223)	(272,706)
General and administrative expenses		(519,105)	(71,117)	(606,925)	(544,630)
Impairment loss		(404,121)	(55,364)
Total operating costs and expenses		(2,244,675)	(307,519)	(3,002,564)	(2,612,939)
Income (Loss) from operations		(435,843)	(59,710)	195,825	168,675
Other income, net:
Gains (Losses) from fair value change		(78,499)	(10,754)	102,867
Investment income related to the realized gain on available-for-sale investments		42,288	5,793	49,106	17,809
Gains (Losses) from the disposal of subsidiaries		897,306	122,930	(2,904)
Interest income, net		12,423	1,702	5,690	13,674
Others, net		(24,434)	(3,346)	(766)	(3,823)
Income before income taxes, share of income and impairment of affiliates, net		413,241	56,615	349,818	196,335
Income tax expense		(98,715)	(13,524)	(59,402)	(41,016)
Share of income of affiliates, net of impairment		(5,052)	(692)	(1,317)	(69,596)
Net income		309,474	42,399	289,099	85,723
Less: net (loss) income attributable to the noncontrolling interests		(145,486)	(19,931)	8,622	(14,549)
Foreign currency translation adjustments		1,688	231	2,249	3,728
Unrealized net (loss) gains on available-for-sale investments		(11,418)	(1,564)	2,458	(1,919)
Share of other comprehensive gain of affiliates					4,688
Net income attributable to the Company’s shareholders		¥ 454,960	$ 62,330	¥ 280,477	¥ 100,272
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.43	$ 0.06	¥ 0.26	¥ 0.09
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.42	$ 0.06	¥ 0.26	¥ 0.09
Basic (in Shares)	[1]	1,066,694,178	1,066,694,178	1,074,372,067	1,074,196,310
Diluted (in Shares)		1,070,548,464	1,070,548,464	1,076,740,198	1,074,457,821
Net income		¥ 309,474	$ 42,399	¥ 289,099	¥ 85,723
Less: net (loss) income attributable to the noncontrolling interests		(145,486)	(19,931)	8,622	(14,549)
Foreign currency translation adjustments		1,688	231	2,249	3,728
Unrealized net (loss) gains on available-for-sale investments		(11,418)	(1,564)	2,458	(1,919)
Share of other comprehensive gain of affiliates					4,688
Total comprehensive income		299,744	41,066	293,806	92,220
Less: Comprehensive (loss) income attributable to the noncontrolling interests		(145,486)	(19,931)	8,622	(14,549)
Comprehensive income attributable to the Company’s shareholders		445,230	60,997	285,184	106,769
Agency
Net revenues:
Total net revenues		1,331,778	182,453	2,760,448	2,376,851
Operating costs and expenses:
Total operating costs		(799,781)	(109,569)	(1,868,672)	(1,527,572)
Agency | Life insurance business
Net revenues:
Total net revenues		1,186,462	162,545	2,593,803	2,237,312
Operating costs and expenses:
Total operating costs		(693,065)	(94,950)	(1,749,475)	(1,436,606)
Agency | Non-Life insurance business
Net revenues:
Total net revenues		145,316	19,908	166,645	139,539
Operating costs and expenses:
Total operating costs		(106,716)	(14,619)	(119,197)	(90,966)
Claims adjusting
Net revenues:
Total net revenues		477,054	65,356	437,941	404,763
Operating costs and expenses:
Total operating costs		¥ (313,085)	$ (42,893)	¥ (276,744)	¥ (268,031)

[1]	The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations occurred in 2023 through an exchange of equity interests that are treated in the same manner as contingently issuable shares because the holders must return all or part if all necessary conditions have not been satisfied by the end of the period.